Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	26 Months Ended	30 Months Ended	37 Months Ended	44 Months Ended	51 Months Ended	60 Months Ended	86 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%							23.80%	8.32%
USCF Gold Strategy Plus Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	36.84%					15.47%
USCF Sustainable Battery Metals Strategy Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	0.01%			(18.42%)
USCF Energy Commodity Strategy Absolute Return Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.04%)		13.45%
USCF Sustainable Commodity Strategy Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%	(11.25%)
USCF Midstream Energy Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USCF Midstream Energy Income Fund - NAV
Average Annual Return, Percent	26.71%						24.49%
USCF Dividend Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USCF Dividend Income Fund - NAV
Average Annual Return, Percent	17.06%				9.91%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%							16.63%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			22.22%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		23.04%
S & P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	20.19%
S & P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%						13.09%
S & P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%				15.67%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%							12.67%	4.50%
SummerHaven Dynamic Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.92%							24.20%	8.88%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%					3.43%
Bloomberg Gold Subindex Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	39.80%					17.43%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%			2.46%
Bloomberg Electrification Metals TR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)			(14.83%)
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		5.35%
Bloomberg Energy Subindex Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.39%)		3.02%
Bloom berg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	3.12%
Alerian Midstream Energy Select Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Total Return Index℠
Average Annual Return, Percent	28.17%						24.06%
S&P 500 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Total Return Index℠
Average Annual Return, Percent	9.63%				11.13%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%					9.99%